Preferred Stock (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended
	Mar. 31, 2021	May 28, 2020	Dec. 16, 2019	Feb. 28, 2021	May 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Sep. 25, 2007
Preferred stock, shares authorized					10,000,000	10,000,000	10,000,000
Preferred stock, par or stated value per share					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued					6,000,000	6,000,000	6,000,000	0
Preferred stock, shares outstanding					6,000,000	6,000,000	6,000,000	0
Series B Preferred Stock [Member]
Preferred stock, shares issued					670,750
Preferred stock, shares outstanding					670,750
Proceeds from Issuance of Preferred Stock	$ 225,000
Series B Preferred Stock [Member] | Investor [Member]
Number of shares issued				153,500
Purchase Price				$ 153,500
Series B Preferred Stock [Member] | Investor One [Member]
Number of shares issued				78,500
Purchase Price				$ 78,500
Series A Preferred Stock [Member]
Preferred stock, shares authorized			8,000,000
Preferred stock, voting right			Holders of Series A Preferred Stock shall be entitled to 50 votes for every Share of Series A Preferred Stock
Shares returned during the period		2,000,000
Preferred stock, shares issued				6,000,000		6,000,000
Preferred stock, shares outstanding				6,000,000		6,000,000